Related Party Transactions (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023	Oct. 28, 2024
Related Party Transactions [Line Items]
Repayment of unsecured promissory note		$ 275,000
Interest expense related to the LPOF		$ (4,746)
Advisory service period		2 years
Prior to expiry of advisory period		60 days
Accrued interest expense				$ 134,875	[1]
Lucius Partners LLC [Member]
Related Party Transactions [Line Items]
Repayment of unsecured promissory note		275,000
Interest expense related to the LPOF		9,584
Unite Acquisition 1 Corp. [Member]
Related Party Transactions [Line Items]
Interest expense related to the LPOF				5,786
Note payable - stockholder repayment				(139,172)		80,915
Notes payable						81,219
Expenses paid				57,953		80,915
Accrues interest rate							12.00%
Accrued interest expense				5,786
Unite Acquisition 1 Corp. [Member] | Lucius Partners LLC [Member]
Related Party Transactions [Line Items]
Administrative support services	$ 1,250
Costs and expenses, related party				5,000		5,000
Related party payable						10,000
Unite Acquisition 1 Corp. [Member] | Nathan Pereira [Member]
Related Party Transactions [Line Items]
Related party payable						22,000
Director fees				$ 12,000		$ 12,000
Unite Acquisition 1 Corp. [Member] | Note Payable – Lucius Partners Opportunity Fund [Member]
Related Party Transactions [Line Items]
Lucius partners opportunity fund							$ 275,000
First Year of Advisory Services [Member]
Related Party Transactions [Line Items]
Paid a cash fee		180,000
Second Year of Advisory Services [Member]
Related Party Transactions [Line Items]
Paid a cash fee		$ 45,000

[1]	The number of shares and per share value of the Company’s common stock have been retroactively recast to reflect the exchange ratio pursuant to the Merger.